Share-Based Compensation - Schedule of Options Granted (Details) - Stock Option Plan [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Options Granted [Line Items]
Number of options, Outstanding at beginning of the year	2,842,496	2,939,434	2,142,547
Weighted average exercise price, Outstanding at beginning of the year	$ 5.63	$ 5.85	$ 6.02
Number of options, Granted	265,000	53,192	860,492
Weighted average exercise price, Granted	$ 3.11	$ 3.53	$ 5.49
Number of options, Forfeited and expired	(209,481)	(150,130)	(40,730)
Weighted average exercise price, Forfeited and expired	$ 6.05	$ 9.31	$ 6.42
Number of options, Exercised			(22,875)
Weighted average exercise price, Exercised			$ 6.49
Number of options, Outstanding at end of the year	2,898,015	2,842,496	2,939,434
Weighted average exercise price, Outstanding at end of the year	$ 5.37	$ 5.63	$ 5.85
Number of options, Exercisable at end of the year	2,315,048	2,245,993	1,953,429
Weighted average exercise price, Exercisable at end of the year	$ 5.46	$ 5.53	$ 5.55